STOCKHOLDERS' DEFICIT - Common Stock (Details) - $ / shares	9 Months Ended
	Sep. 30, 2024	Jul. 12, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Capital stock, shares authorized	110,000,000
Capital stock, par value per share	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000		100,000,000
Preferred stock, shares authorized (in shares)	10,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	21,124,057		5,291,381
Common stock, shares outstanding (in shares)	21,124,057		5,291,381
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0		0
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	100,000,000
Common shares, par value (in dollars per share)	$ 0.0001
Common stock, shares issued (in shares)	21,124,057
Common stock, shares outstanding (in shares)	21,124,057